Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Income Before Income Taxes, Domestic And Foreign

Income before income taxes and equity in net income of affiliated companies and income taxes are comprised of the following:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Income before income taxes and equity in net income of affiliated companies:
Domestic	¥63,429	¥54,306	¥42,208
Foreign	37,509	36,994	31,275

Total	¥100,938	¥91,300	¥73,483

Income taxes:
Current—
Domestic	¥23,932	¥12,312	¥16,462
Foreign	11,662	14,825	12,078

	35,594	27,137	28,540

Deferred—
Domestic	1,278	6,142	(2,090)
Foreign	(324)	(2,595)	(473)

	954	3,547	(2,563)

Total	¥36,548	¥30,684	¥25,977

Schedule Of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

For the years ended March 31:	2012	2011	2010
Normal Japanese statutory tax rates applied to income before income taxes and equity in net income of affiliated companies	40.6%	40.6%	40.6%
Increase (decrease) in taxes resulting from:
Decrease in valuation allowance	(0.5)	(0.6)	(0.2)
Permanently nondeductible expenses	0.3	0.3	0.4
Nontaxable dividend income	(0.5)	(0.5)	(0.4)
Extra tax deduction on expenses for research and development	(2.4)	(2.3)	(2.8)
Difference in statutory tax rates of foreign subsidiraries	(0.9)	(2.0)	(1.7)
Other—net	(0.4)	(1.9)	(0.5)

Effective income tax rates applied to income before income taxes and equity in net income of affiliated companies	36.2%	33.6%	35.4%

Schedule Of Net Deferred Tax Assets

Deferred tax assets and liabilities are included in the consolidated balance sheets as follows:

(¥ in millions)
At March 31:	2012	2011
Other current assets	¥31,853	¥28,884
Other assets	7,179	5,814
Other current liabilities	(293)	(1)
Other long-term liabilities	(7,228)	(2,648)

Net deferred tax assets	¥31,511	¥32,049

Schedule Of Significant Components Of Deferred Tax Assets And Liabilities

The significant components of deferred tax assets and liabilities are as follows:

(¥ in millions)
At March 31:	2012	2011
Deferred tax assets:
Allowance for doubtful accounts and credit losses	¥1,160	¥1,465
Intercompany profits	8,428	7,786
Adjustment of investment securities	7,571	8,273
Write-downs of inventories and fixed assets	1,820	1,708
Accrued bonus	5,745	6,000
Retirement and pension costs	16,684	17,197
Tax loss and credit carryforwards	6,599	3,287
Other temporary differences	25,422	21,661

Gross deferred tax assets	73,429	67,377
Less: valuation allowance	(3,900)	(986)

Net deferred tax assets	¥69,529	¥66,391

Deferred tax liabilities:
Adjustment of investment securities	¥20,646	¥22,605
Unremitted earnings of foreign subsidiaries and affiliates	8,755	8,237
Other temporary differences	8,617	3,500

Gross deferred tax liabilities	¥38,018	¥34,342

Schedule Of Valuation Allowance

The following table presents the reconciliation of the beginning and ending balances of the valuation allowance:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥986	¥1,509	¥1,631
Addition	753	447	391
Deduction	(905)	(970)	(513)
Addition from acquisition	3,066	—	—

Balance at end of year	¥3,900	¥986	¥1,509

Schedule Of Reconciliation Of Unrecognized Tax Benefits

The following table presents the reconciliation of unrecognized tax benefits:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Balance at beginning of year	¥223	¥200	¥6,759
Gross increase for tax positions taken in prior years	1,639	87	26
Gross decrease for tax positions taken in prior years	—	(9)	(2,029)
Settlements	(118)	(8)	(4,534)
Lapse of statute of limitations	—	(19)	(27)
Other	(7)	(28)	5

Balance at end of year	¥1,737	¥223	¥200